ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company”), incorporated in the Cayman Islands in March 2008 by five founding shareholders, together with its consolidated subsidiaries, its variable interest entities (“VIEs”) and its VIE’s subsidiary (collectively referred to the “Group”), is primarily involved in online retailing to sell and deliver products and services to consumers around the world.

(a)	History of the Group and corporate reorganization

The Group commenced its operation in June 2007, with the establishment of Light In The Box Limited (“Light In The Box”) in June 2007 in Hong Kong by the same five founding shareholders of the Company. Light In The Box subsequently became the Company's subsidiary through a share for share exchange in April 2008 which was accounted for in a manner akin to a pooling of interest as if the Company had been in existence and owned Light In The Box since June 2007.

Lightinthebox Trading (Shenzhen) Co., Ltd. (“Lanting Jishi “) was established in October 2008 in the People's Republic of China (the "PRC") as a wholly owned subsidiary of Light In The Box.

On March 17, 2016, Zall Cross-border E-commerce Investment Company Limited (“Zall E-Commerce”), an indirect wholly-owned subsidiary of Zall Group Ltd. (“Zall Group”), a developer and operator of large-scale consumer-focused product wholesale shopping malls in China, acquired a strategic equity interest in the Group.

On December 10, 2018, the Company acquired total issued share capital of Ezbuy Holding Co., Ltd (“Ezbuy”).

Ezbuy, incorporated in the Cayman Islands in November 2014 by its five founding shareholders, together with its consolidated subsidiaries and its VIEs, is primarily involved in online retailing to sell and deliver products and services to consumers in South-East Asia.

Ezbuy commenced its operation in December 2014, with the establishment of Ezbuy Holdings limited (“Ezbuy HK”) in December 2014 in Hong Kong, a wholly owned subsidiary of Ezbuy.

Qianhai Xuyi Information Technology (Shenzhen) Co., Ltd (“Qianhai Xuyi”) was established in March 2015 in the PRC as a wholly owned subsidiary of Ezbuy HK.

(b)	The VIE arrangements

The PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and Internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Group currently conducts certain aspects of its business in the PRC through Shenzhen Lanting Huitong Technologies Co.Ltd. (“Lanting Huitong”) and Beijing Lanting Gaochuang Technologies Co.Ltd. (“Lanting Gaochuang”) , Shenzhen Xuyi International logistics Co., Ltd. (“Shenzhen Xuyi”), Chongqing Xuyi E-Commerce Co., Ltd. (“Chongqing Xuyi”), and Jiaxing Xuyang Logistics Co., Ltd. (“Jiaxing Xuyang”), all of which are VIEs.

Lanting Huitong was established by the shareholders of the Company in June 2008 in the PRC. Through the contractual arrangements (as described below) among Lanting Jishi, Lanting Huitong and the respective shareholders of Lanting Huitong, Lanting Huitong became the Group's VIE.

In order to obtain the benefit granted to domestic enterprises that are held by Chinese nationals who have previously studied overseas, Mr. Quji (Alan) Guo, the Company’s co-founder and director, and Lanting Huitong established Lanting Gaochuang in December 2011, each holding 51% and 49% of Lanting Gaochuang from the Incorporation of Lanting Gaochuang to July 2019, respectively, in the China Beijing Wangjing Overseas Students Pioneer Park. In July 2019, Mr. Quji (Alan) Guo entered into an equity transfer agreement to transfer his shares in Lanting Gaochuang to Mr. Jian He. Currently, Mr. Jian He and Lanting Huitong directly hold 51% and 49% of Lanting Gaochuang, respectively. On November 22, 2019, the registered address of Lanting Gaochuang changed to Room F3-325, Tower A, Win Center, Building 6, Yard 33, Baiziwan Road Chaoyang District, Beijing, China.

Through a series of contractual arrangements (as described below) among Lanting Jishi, Lanting Gaochuang and the respective shareholders of Lanting Gaochuang, Lanting Gaochuang became the Group’s VIE.

Shenzhen Xuyi was established by the founders of Ezbuy in November 2014 in the PRC. Through the contractual arrangements (as described below) among Qianhai Xuyi, Shenzhen Xuyi and the respective shareholders of Shenzhen Xuyi, Shenzhen Xuyi became Ezbuy’s VIE and then became the Group’s VIE since the Group’s acquisition of Ezbuy on December 10, 2018 (the “Acquisition”). In April 2020, Mr. Jian He entered into an equity transfer agreement to transfer his shares of Shenzhen Xuyi to Mr. Qianneng Fu. On April 9, 2020, the registration of this transfer with local branch of the SAIC was completed. The registered shareholders of Shenzhen Xuyi currently are Mr. Qianneng Fu and Mr. Zicong Ke holding 67% and 33% respectively.

Chongqing Xuyi was also established by the founders of Ezbuy in December 2014 in the PRC. Through the contractual arrangements (as described below) among Qianhai Xuyi, Chongqing Xuyi and the respective shareholders of Chongqing Xuyi, Chongqing Xuyi became Ezbuy’s VIE and then became the Group’s VIE since the Acquisition.

Jiaxing Xuyang was established by one of the founders of Ezbuy and one of employees in Qianhai Xuyi in May 2017 in the PRC.  Through the contractual arrangements (as described below) among Qianhai Xuyi, Jiaxing Xuyang and the respective shareholders of Jiaxing Xuyang, Jiaxing Xuyang became  Ezbuy’s VIE and then became the Group’s VIE since the Acquisition.

(c)

Agreements that provide Lanting Jishi effective control over Lanting Huitong and Lanting Gaochuang and Qianhai Xuyi effective control over Shenzhen Xuyi, Chongqing Xuyi and Jiaxing Xuyang (collectively, the “VIEs”)

(i) Lanting Jishi

Powers of attorney: Each registered shareholder of Lanting Huitong and Lanting Gaochuang (collectively, “Lanting VIEs”) has executed a power of attorney appointing Lanting Jishi or its designee to be his or her attorney, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning Lanting VIEs that may require shareholders’ approval, including nominating and electing directors, general managers and other executive officers. The powers of attorney will be irrevocably effective as long as the registered shareholders remain as shareholders of Lanting VIEs.

Equity disposal agreements: Under the Equity Disposal Agreements entered into among Lanting Jishi, Lanting VIEs, and the shareholders of Lanting VIEs, Lanting Jishi or its designated party has exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interest in Lanting VIEs. The exercise price for the options to purchase all or part of the equity interest will be the minimum amount of consideration permissible under the then applicable PRC law. The Equity Disposal Agreements are valid for two years and can be extended indefinitely at Lanting Jishi's option. Lanting Jishi has the right to terminate this agreement at any time by giving three days' written notice to other parties.

Spousal consent letters: Under the spousal consent letters, the spouses of certain shareholders of Lanting Huitong acknowledged that a certain percentage of the equity interest in Lanting Huitong held by and registered in the name of their respective spouse will be disposed of pursuant to the equity disposal agreement and share pledge agreement. These spouses understand that such equity interest is held by their respective spouse on behalf of Lanting Jishi, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interest constitute communal property of marriage. The spousal consent letters will be valid until the liquidation of Lanting Huitong, unless terminated earlier at Lanting Jishi’s sole discretion.

Loan agreement: Under the loan agreement entered into in December 2011 between Lanting Huitong and Mr. Quji (Alan) Guo, Lanting Huitong extended a loan in the amount of $41  (RMB255,000) to Mr. Quji (Alan) Guo to be contributed as 51% of the registered capital of Lanting Gaochuang. Under this agreement, Mr. Quji (Alan) Guo agreed that without prior written consent from Lanting Huitong, Lanting Gaochuang might not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there would be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. This loan could only be repaid by transferring all of Mr. Quji (Alan) Guo’s equity interest in Lanting Gaochuang to Lanting Huitong or a third party designated by Lanting Huitong, and submitting all proceeds from such transaction to Lanting Huitong. The loan agreement had a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Huitong in writing three months prior to the contract expiration date. In September 2019, Mr. Quji (Alan) Guo made the repayment under this loan agreement which was therefore terminated.  Under the loan agreement entered into in July 2019 between Lanting Huitong and Mr. Jian He, Lanting Huitong extended a loan in the amount of RMB255,000  ($40,492) to Mr. Jian He for his contribution of 51% of the registered capital of Lanting Gaochuang. Under this agreement, Mr. Jian He agreed that without prior written consent from Lanting Huitong, Lanting Gaochuang may not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there will be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. Mr. Jian He also agreed that at the request of Lanting Huitong, all or part of the equity interests held in Lanting Gaochuang shall be promptly and unconditionally transferred to Lanting Huitong or a designated third party in accordance with PRC law. This loan can only be repaid by transferring all of Mr. Jian He’s equity interest in Lanting Gaochuang to Lanting Huitong or a third party designated by Lanting Huitong and submitting all proceeds from such transaction to Lanting Huitong. The loan agreement has a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Huitong in writing three months prior to the expiration date.

Agreements that transfer economic benefits to Lanting

Jishi Business operation agreements: Under the Business Operation Agreements entered into among Lanting Jishi, Lanting VIEs, and the shareholders of Lanting VIEs, the registered shareholders of Lanting VIEs and Lanting VIEs agreed that Lanting VIEs may not enter into any transaction that could materially affect their assets, liabilities, interests or operations without prior written consent from Lanting Jishi or other party designated by Lanting Jishi, including entry into any loan or other debtor-creditor relationship with any third party or the making of any equity investment in any third party, the sale or purchase of any asset or right to or from any third party or creation of guarantees or any other security on any of its assets in favor of any third party, or creation of any other obligation on any of its assets. In addition, directors, supervisors, chairman, general managers, financial controllers or other senior managers of Lanting VIEs must be Lanting Jishi’s nominees. Furthermore, Lanting VIEs and their registered shareholders have agreed to accept and stringently implement proposals set forth by Lanting Jishi regarding employment and business and financial management. Lanting Jishi is entitled to any dividends declared by Lanting VIEs. The business operation agreements will be valid until the liquidation of Lanting VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

Exclusive technical support and consulting service agreements: Under the Exclusive Technical Support and Consulting Service Agreements entered into between Lanting Jishi and Lanting VIEs, Lanting Jishi agreed to provide Lanting VIEs with technology support and consulting services, including the maintenance of computer rooms and websites, the provision of technology platforms required for operations, provision and maintenance of office networks, the conception, configuration, design, updating and maintenance of web pages, the maintenance of customer service platforms, employee training, advertisements, publicity and promotions, and provision of logistics support for product sales and services. Lanting VIEs agreed to pay a service fee equal to substantially all of their net income, an amount equivalent to the amount of the respective VIEs’ operating revenue for the then current quarter after the deduction of: (1) working capital necessary for the maintaining of the daily operations of the respective VIEs; and (2) the amount of cash required for the respective VIEs’ capital expenditures. The exclusive technical support and consulting service agreements will be valid until the liquidation of Lanting VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

Share pledge agreements: Under the Share Pledge Agreements entered into among Lanting Jishi, Lanting VIEs, and the shareholders of Lanting VIEs, the registered shareholders of Lanting VIEs pledged all of their respective equity interest in favor of Lanting Jishi to secure Lanting VIEs and their shareholders’ obligations under the various contractual agreements, including the business operation agreements and the exclusive technical support and consulting service agreements described above. If Lanting VIEs or any of their respective registered shareholders breach any of their respective contractual obligations under these agreements, Lanting Jishi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The registered shareholders of our VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in our VIEs, without Lanting Jishi’s prior written consent. Unless terminated at Lanting Jishi’s sole discretion, the share pledge agreements will be valid until our VIEs and their shareholders fulfill all contractual obligations under the business operation agreements, the exclusive technical support and consulting service agreements and the equity disposal agreements. Our PRC counsel, Guangdong Lianyue Law Firm, has advised us that the pledges on the equity interest of Lanting VIEs were created and effective as such pledges have already been registered with the relevant local branch of the SAIC in accordance with the PRC Property Rights Law.

(ii) Qianhai Xuyi

Exclusive technical support and consulting service agreements: Under the Exclusive Technical Support and Consulting Service Agreements entered into between Qianghai Xuyi and Ezbuy VIEs, Qianhai Xuyi agreed to provide Ezbuy VIEs with technology support and consulting services, including the provision of technology platforms required for operations, provision and maintenance of office networks, the conception, configuration, design, updating and maintenance of web pages, employee training, advertisements and other technology services required for the operations. Ezbuy VIEs agreed to pay a service fee equal to substantially all of their net income, an amount equivalent to the amount of the respective VIEs’ operating revenue for the then current quarter after the deduction of: (1) working capital necessary for the maintaining of the daily operations of the respective VIEs; and (2) the amount of cash required for the respective VIEs’ capital expenditures. The exclusive technical support and consulting service agreements will be valid for 10 years unless terminated earlier at Qianhai Xuyi’s sole discretion or the liquidation of Ezbuy VIEs.

Powers of attorney: Each registered shareholder of Ezbuy VIEs has executed a power of attorney appointing Qianhai Xuyi or its designee to be his or her attorney, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning our VIEs that may require shareholders’ approval, including nominating and electing directors, general managers and other executive officers. The powers of attorney will be irrevocably effective as long as the registered shareholders remain as shareholders of Ezbuy VIEs.

Exclusive option agreements: Under the Exclusive Option Agreements entered into among Qianhai Xuyi, Ezbuy VIEs, and the shareholders of Ezbuy VIEs, Qianhai Xuyi or its designated party has exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interest in Ezbuy VIEs. The exercise price for the options to purchase all or part of the equity interest will be the minimum amount of consideration permissible under the then applicable PRC law. The agreements are valid for two years and can be extended indefinitely at Qianhai Xuyi’s option.

Share pledge agreements: Under the Share Pledge Agreements entered into among Qianhai Xuyi, Ezbuy VIEs, and the shareholders of Ezbuy VIEs, the registered shareholders of Ezbuy VIEs pledged all of their respective equity interest in favor of Qianhai Xuyi to secure Ezbuy VIEs and their shareholders’ obligations under the various contractual agreements, including the exclusive option agreements and the exclusive technical support and consulting service agreements described above. If Ezbuy VIEs or any of their respective registered shareholders breach any of their respective contractual obligations under these agreements, Qianhai Xuyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The registered shareholders of Ezbuy VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Ezbuy VIEs, without Lanting Jishi’s prior written consent. The share pledge agreements will be valid until Ezbuy VIEs and their shareholders fulfill all contractual obligations under the exclusive option agreements and the exclusive technical support and consulting service agreements. Our PRC counsel, Guangdong Lianyue Law Firm, has advised us that the pledges on the equity interest of Jiaxing Xuyang, Chongqing Xuyi were created and are effective as such pledges have already been registered with the relevant local branch of the SAIC in accordance with the PRC Property Rights Law and the pledge on the equity interest of Shenzhen Xuyi was created and in the process of being registered with the relevant local branch of the SAIC in accordance with the PRC Property Rights Law.

Spousal consent letters: Under the spousal consent letters, the spouses of certain shareholders of Ezbuy VIEs acknowledged that a certain percentage of the equity interest in Ezbuy VIEs held by and registered in the name of their respective spouse will be disposed of pursuant to the equity disposal agreement and share pledge agreement. These spouses understand that such equity interest is held by their respective spouse on behalf of Qianhai Xuyi, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interest constitute communal property of marriage.

(d)  Risks in relation to VIE structure

The Group believes that pledgees’ contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney pledgees have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate their businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiary or the right to receive their economic benefits, the Group would possibly no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group’s VIEs was included in the accompanying consolidated financial statements as of and for the years ended, after elimination of intercompany balances and transactions within the Group:

	December 31,
	2018	2019

Total assets	$6,492	$9,734
Total liabilities	$4,678	$1,147

	Year ended December 31,
	2017	2018	2019

Revenues	$—	$3	$1,054
Net loss	$(7,507)	$(7,490)	$(8,496)

	Year ended December 31,
	2017	2018	2019

Net cash provided by / (used in) operating activities	$3,073	$(7,519)	$1,193
Net cash (used in) / provided by investing activities	$(3,069)	$473	$(188)
Net cash provided by financing activities	$—	$—	$—

As of December 31, 2019, there was no pledge or collateralization of the consolidated VIEs’ assets. None of the consolidated VIEs’ assets can only be used to settle the VIEs’ obligations. The creditors of the VIEs do not have recourse to the general credit of the Company or its consolidated subsidiaries.